EMPLOYEE BENEFITS (Details) - Schedule of sensitivity analysis actuarial assumptions - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (7,257)	$ (6,538)
Change in the accrued liability an closing for decrease of 100 p.b.	5,365	4,918
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,989	4,750
Change in the accrued liability an closing for decrease of 100 p.b.	$ (7,159)	$ (6,547)